Research and Development (Narrative) (Details)	12 Months Ended			12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012 Levitech B.V. [Member]	Dec. 31, 2010 Research And Development Expense [Member] Levitech B.V. [Member]	Dec. 31, 2010 Rapid Thermal Processing [Member] patent
Research And Development [Line Items]
Percentage of product sales repayable	4.00%
Percentage of interest acquired in subsidiary	51.96%	20.00%	20.00%
Issued patents (in patents)				61
Pending patents (in patents)				11